VENERABLE VARIABLE INSURANCE TRUST

Venerable Small Cap Index Fund

Venerable International Index Fund

Venerable World Moderate Allocation Fund

Venerable World Appreciation Allocation Fund

SUPPLEMENT DATED JULY 18, 2025, TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2025

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2025, of the Venerable Small Cap Index Fund, Venerable International Index Fund, Venerable World Moderate Allocation Fund, and the Venerable World Appreciation Allocation Fund (each a “Fund”, collectively, the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

At a meeting held on June 17, 2025, the Board of Trustees of the Trust approved the reduction of expense limits for Class V for each Fund.

The following changes are being made to the Funds’ Prospectus and SAI, effective as of that date:

I.	The section of the Prospectus titled “FUND SUMMARY: Venerable Small Cap Index” is deleted in its entirety and replaced with “FUND SUMMARY: Venerable Small Cap Index Fund”.

II.	The table in the section of the Prospectus titled “Fund Fees and Expenses” under “FUND SUMMARY: Venerable Small Cap Index Fund” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class V	Class I
Management Fees	0.31%	0.31%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.14%	0.14%
Total Annual Operating Expenses	0.75%	0.45%
Less Waivers and Reimbursements[2]	(0.07%)	(0.00%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.68%	0.45%

1  Based on estimated amounts for the current fiscal year.

2 Until September 5, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.68% for Class V shares and 0.45% for Class I shares. Termination or modification of these obligations prior to September

5, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

III.	The table in the section of the Prospectus titled “Example” under “FUND SUMMARY: Venerable Small Cap Index Fund” is deleted in its entirety and replaced with the following:

	1 Year	3 Years
Class V	$69	$225
Class I	$46	$144

IV.	The table in the section of the Prospectus titled “Fund Fees and Expenses” under “FUND SUMMARY: Venerable International Index Fund” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class V	Class I
Management Fees	0.30%	0.30%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.16%	0.16%
Total Annual Operating Expenses	0.76%	0.46%
Less Waivers and Reimbursements[2]	(0.06%)	(0.00%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.70%	0.46%

1 Based on estimated amounts for the current fiscal year.

2 Until September 5, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.70% for Class V shares and 0.46% for Class I shares. Termination or modification of these obligations prior to September 5, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

V.	The table in the section of the Prospectus titled “Example” under “FUND SUMMARY: Venerable International Index Fund” is deleted in its entirety and replaced with the following:

	1 Year	3 Years
Class V	$72	$231
Class I	$47	$148

VI.	The table in the section of the Prospectus titled “Fund Fees and Expenses” under “FUND SUMMARY: Venerable World Moderate Allocation Fund” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class V
Management Fees	0.05%
Distribution and/or Service Fees (12b-1 Fees)	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[1]	0.81%
Total Annual Operating Expenses	1.31%
Less Waivers and Reimbursements[2]	(0.31%)
Total Annual Operating Expenses Less Waivers and Reimbursements	1.00%

1  Based on estimated amounts for the current fiscal year.

2 Until September 5, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 1.00% for Class V shares. Termination or modification of these obligations prior to September 5, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

VII.	The table in the section of the Prospectus titled “Example” under “FUND SUMMARY: Venerable World Moderate Allocation Fund” is deleted in its entirety and replaced with the following:

	1 Year	3 Years
Class V	$102	$352

VIII.	The table in the section of the Prospectus titled “Fund Fees and Expenses” under “FUND SUMMARY: Venerable World Appreciation Allocation Fund” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class V
Management Fees	0.05%
Distribution and/or Service Fees (12b-1 Fees)	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[1]	0.85%
Total Annual Operating Expenses	1.35%
Less Waivers and Reimbursements[2]	(0.35%)
Total Annual Operating Expenses Less Waivers and Reimbursements	1.00%

1 Based on estimated amounts for the current fiscal year.

2 Until September 5, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 1.00% for Class V shares. Termination or modification of these obligations prior to September 5, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

IX.	The table in the section of the Prospectus titled “Example” under “FUND SUMMARY: Venerable World Appreciation Allocation Fund” is deleted in its entirety and replaced with the following:
	1 Year	3 Years
Class V	$102	$357

X.	The second table in the section of the Prospectus titled “Fee Waivers and Expense Reimbursements” under “Advisory Fees” in the Funds’ Prospectus is deleted in its entirety and replaced with the following:

Until September 5, 2027, the Adviser, Distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and distribution and services fee (12b-1 fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit the below Funds' total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to the following annual rate based on average daily net assets:

Fund	Class V	Class I
Venerable US Large Cap Core Equity Fund	1.05%	0.75%
Venerable US Small Cap Fund	0.85%	1.00%
Venerable Emerging Markets Equity Fund	1.44%	1.19%
Venerable World Equity Fund	0.85%	0.90%
Venerable Mid Cap Index Fund	0.65%	0.40%
Venerable Small Cap Index Fund	0.68%	0.45%
Venerable International Index Fund	0.70%	0.46%
Venerable Bond Index Fund	0.61%	0.36%
Venerable Intermediate Corporate Bond Index Fund	0.66%	0.36%
Venerable Conservative Allocation Fund	0.87%	N/A
Venerable Conservative Appreciation Allocation Fund	0.91%	N/A
Venerable World Conservative Allocation Fund	0.86%	N/A
Venerable Moderate Appreciation Allocation Fund	0.99%	N/A
Venerable World Moderate Allocation Fund	1.00%	N/A
Venerable Appreciation Allocation Fund	1.01%	N/A
Venerable World Appreciation Allocation Fund	1.00%	N/A

XI.	The fourth table in the section of the SAI titled “OPERATION OF THE TRUST” under “ADVISER.” is deleted in its entirely and replaced with the following:

Until September 5, 2027, the Adviser, Distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and distribution and service fee (12b-1 fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit each Fund's total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to the following annual rate based on average daily net assets:

Fund	Class V	Class I
Venerable US Large Cap Core Equity Fund	1.05%	0.75%
Venerable US Small Cap Fund	0.85%	1.00%
Venerable Emerging Markets Equity Fund	1.44%	1.19%
Venerable World Equity Fund	0.85%	0.90%
Venerable Mid Cap Index Fund	0.65%	0.40%
Venerable Small Cap Index Fund	0.68%	0.45%
Venerable International Index Fund	0.70%	0.46%
Venerable Bond Index Fund	0.61%	0.36%
Venerable Intermediate Corporate Bond Index Fund	0.66%	0.36%
Venerable Conservative Allocation Fund	0.87%	N/A
Venerable Conservative Appreciation Allocation Fund	0.91%	N/A
Venerable World Conservative Allocation Fund	0.86%	N/A
Venerable Moderate Appreciation Allocation Fund	0.99%	N/A
Venerable World Moderate Allocation Fund	1.00%	N/A
Venerable Appreciation Allocation Fund	1.01%	N/A
Venerable World Appreciation Allocation Fund	1.00%	N/A

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE